Staff costs	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Staff costs	Staff costs
Accounting for staff costs
The Group applies IAS 19 Employee benefits in its accounting for most of the components of staff costs.
Short-term employee benefits – salaries, accrued performance costs and social security are recognised over the period in which the employees provide the services to which the payments relate.
Performance costs – recognised to the extent that the Group has a present obligation to its employees that can be measured reliably and are recognised over the period of service that employees are required to work to qualify for the payments.
Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive payment under an award, employees must provide service over the vesting period. The period over which the expense for deferred cash and share awards is recognised is based upon the period employees consider their services contribute to the awards. For past awards, the Group considers that it is appropriate to recognise the awards over the period from the date of grant to the date that the awards vest. In relation to awards granted from 2017, the Group, taking into account the changing employee understanding surrounding those awards, considered it appropriate for expense to be recognised over the vesting period including the financial year prior to the grant date.
The accounting policies for share-based payments, and pensions and other post-retirement benefits are included in Note 32 and Note 33 respectively.

	2021	2020	2019
	£m	£m	£m
Incentive awards granted:
Current year bonus	1,278	1,090	1,058
Deferred bonus	667	490	432
Total incentive awards granted	1,945	1,580	1,490

Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(457)	(335)	(293)
Add: current year charges for deferred bonuses from previous years	280	293	308
Other differences between incentive awards granted and income statement charge	(23)	(34)	(48)
Income statement charge for performance costs	1,745	1,504	1,457

Other income statement charges:
Salaries	4,290	4,322	4,332
Social security costs	619	613	573
Post-retirement benefits[a]	539	519	501
Other compensation costs	431	479	480
Total compensation costs[b]	7,624	7,437	7,343

Other resourcing costs:
Outsourcing	357	342	433
Redundancy and restructuring	296	102	132
Temporary staff costs	109	102	256
Other	125	114	151
Total other resourcing costs	887	660	972

Total staff costs	8,511	8,097	8,315
Notes
a    Post-retirement benefits charge includes £289m (2020: £279m; 2019: £270m) in respect of defined contribution schemes and £250m (2020: £240m; 2019: £231m) in respect of defined benefit schemes.
b    £484m (2020: £451m; 2019: £439m) of Group compensation was capitalised as internally generated software and excluded from the Staff cost disclosed above .